Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Financial Liabilities Subject to Fair Value Measurements

The following table sets forth the Company’s financial liabilities, related to warrants issued in the March 2011 and February 2015 offerings, subject to fair value measurements as of December 31, 2016 and 2015:

	Fair Value as of
	December 31,	Basis of Fair Value Measurements
(in thousands)	2016	Level 1	Level 2	Level 3
February 2015 warrants	$1,743	$—	$—	$1,743

	Fair Value as of
	December 31,	Basis of Fair Value Measurements
(in thousands)	2015	Level 1	Level 2	Level 3
March 2011 warrants	$38	$—	$—	$38
February 2015 warrants	1,826	—	—	1,826
Total common stock warrants	$1,864	$—	$—	$1,864

Reconciliation of Warrant Liability Measured at Fair Value

The following table is a reconciliation of the warrant liability measured at fair value using level 3 inputs (in thousands):

Warrant Liability
Balance at December 31, 2013	$23,421
Exercise of common stock warrants during 2014	(10,116)
Change in fair value of common stock warrants during 2014	(9,344)
Balance at December 31, 2014	3,961
Initial fair value of common stock warrant related to February 2015 offering	14,693
Exercise of common stock warrants during 2015	(17)
Change in fair value of common stock warrants during 2015	(16,773)
Balance at December 31, 2015	1,864
Change in fair value related to expired March 2016 common stock warrants	(38)
Change in fair value of common stock warrants during 2016	(83)
Balance at December 31, 2016	$1,743

March 2011 Warrants
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Outstanding Warrants Valuation Assumption

The fair value of these warrants on December 31, 2015 was determined using a Black Scholes valuation model with the following key level 3 inputs:

December 31, 2015
Risk-free interest rate	0.16%
Expected life (in years)	0.21
Dividend yield	—
Volatility	179%
Stock price	$0.48

February 2015 Warrants
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Outstanding Warrants Valuation Assumption

The fair value of these warrants on December 31, 2016 and 2015 was determined using a Black Scholes valuation model with the following key level 3 inputs:

	December 31, 2016	December 31, 2015
Risk-free interest rate	1.93%	1.76%
Expected life (in years)	3.13	4.14
Dividend yield	—	—
Volatility	135%	112%
Stock price	$0.44	$0.48